Revenue -Disaggregation of revenue (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
Disaggregation of revenue	¥ 4,665,967	¥ 2,262,983	¥ 2,147,577
Manachised hotels
Revenue
Disaggregation of revenue	2,705,609	1,360,843	1,220,301
Room revenues
Revenue
Disaggregation of revenue	782,646	505,557	579,946
Food and beverage revenues
Revenue
Disaggregation of revenue	51,583	43,313	43,641
Others
Revenue
Disaggregation of revenue	5,815	4,059	6,651
Leased hotels
Revenue
Disaggregation of revenue	840,044	552,929	630,238
Retail
Revenue
Disaggregation of revenue	971,931	253,607	191,596
Others
Revenue
Disaggregation of revenue	148,383	95,604	105,442
Upfront franchise fees
Revenue
Disaggregation of revenue	46,831	38,066	32,356
Continuing franchise fees
Revenue
Disaggregation of revenue	1,362,654	757,158	554,227
Sales of hotel supplies and other products
Revenue
Disaggregation of revenue	1,179,686	516,865	514,557
Other transactions with the franchisees
Revenue
Disaggregation of revenue	¥ 116,438	¥ 48,754	¥ 119,161